Profit Sharing Plan	12 Months Ended
Dec. 31, 2011
Profit Sharing Plan [Abstract]
Profit Sharing Plan
(17) Profit Sharing Plan

The Company has a profit sharing plan that covers substantially all employees who meet certain age and service requirements.  It is the Company's policy to make contributions to the plan as approved annually by the board of directors.  The total provision for contributions to the plan was $0 for 2011 and 2010 and $(19,411) for 2009.